Contingencies, Commitments and Guarantees (Insolvency Assessments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other Assets:
Premium tax offset for future undiscounted assessments	$ 10	$ 19
Premium tax offsets currently available for paid assessments	10	2
Other Liabilities:
Insolvency assessments	14	37
Insurance-related Assessments [Member]
Loss Contingencies [Line Items]
Total assets held for insolvency assessments	$ 20	$ 21